Note 16 - Preferred Shares (Details Textual) - USD ($)							1 Months Ended	12 Months Ended			24 Months Ended
	Jan. 29, 2023	Jan. 29, 2021	Jun. 10, 2019	Jan. 29, 2019	May 30, 2018	Jan. 27, 2014	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2019
Payments for Repurchase of Redeemable Preferred Stock								$ (0)	$ 2,000,000	$ (0)
Dividends, Preferred Stock, Total									255,324	693,297
Dividends, Paid-in-kind, Total								$ 0	$ 0	365,059
Dividends, Preferred Stock, Cash										150,000
Dividends Payable										$ 170,000
Conversion of Series B Preferred Shares into Common Stocks [Member]
Conversion of Stock, Shares Converted (in shares)							6,365				6,365
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock						$ 29,000,000
Preferred Stock, Redemption Price Per Share (in dollars per share)						$ 1,000
Preferred Stock, Dividend Rate, Percentage		14.00%	4.00%
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage						40.00%
Convertible Preferred Stock, Conversion Price Per Share (in dollars per share)						$ 15.58
Payments for Repurchase of Redeemable Preferred Stock		$ 2,000,000	$ 11,700,000
Percentage of Outstanding Preferred Stock Redeemed			59.40%
Preferred Stock, Value, Outstanding			$ 8,000,000
Stock Redeemed or Called During Period, Shares (in shares)		2,000
Preferred Stock, Dividend Rate Per Annum, Cash		8.00%					8.00%
Preferred Stock, Dividend Rate Per Annum, Paid-in-kind		9.00%					9.00%
Preferred Stock Deemed Dividend							$ 345,628
Preferred Stock Voting Percentage of Number of Shares Convertible of Common Stock								50.00%			50.00%
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%
Series B Preferred Stock [Member] | Maximum [Member] | First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage						5.00%
Series B Preferred Stock [Member] | Maximum [Member] | Next Two Years [Member]
Preferred Stock, Dividend Rate, Percentage				12.00%
Series B Preferred Stock [Member] | Maximum [Member] | After Two Years [Member]
Preferred Stock, Dividend Rate, Percentage				14.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						25,000
Friends Investment Company Inc. [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						5,700
Eurodry [Member]
Percentage of Preferred Stock Outstanding												50.00%
Common Stock, Value, Distributed					$ 2,254,830
Eurodry [Member] | Series B Preferred Stock [Member]
Preferred Stock Distributed (in shares)					19,042
Eurodry [Member] | Ordinary Preferred Stock [Member]
Preferred Stock, Value, Distributed					$ 14,500,000
Eurodry [Member] | Preferred Stock Issued as Dividends [Member]
Preferred Stock, Value, Distributed					$ 3,692,131